Segmented Information - Operating Segments Earnings (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue [abstract]
Product sales	$ 49,530	$ 32,854	$ 17,491
Less: royalties	(7,232)	(2,797)	(598)
Revenue	42,298	30,057	16,893
Expenses
Production	8,712	7,152	6,280
Transportation, blending and feedstock	9,973	6,604	4,498
Depletion, depreciation and amortization	7,353	5,724	6,046
Asset retirement obligation accretion	281	185	205
Risk management activities (commodity derivatives)	(7)	17	32
Gain on acquisitions	0	(478)	(217)
Income from North West Redwater Partnership	0	(400)	0
Total expenses	28,594	20,146	17,766
Earnings (loss) before taxes	13,704	9,911	(873)
Administration	415	366	391
Share-based compensation	804	514	(82)
Interest and other financing expense	549	711	756
Net unrealized risk management (gain) loss	(28)	19	(39)
Foreign exchange loss (gain)	738	(127)	(275)
(Gain) loss from investments	(196)	(141)	171
Current income tax expense (recovery)	2,906	1,848	(257)
Deferred corporate income tax	(139)	399	(181)
Net earnings (loss)	10,937	7,664	(435)
Accumulated depletion and depreciation
Expenses
Recoverability charge	1,620
Total Segments
Revenue [abstract]
Less: royalties	(7,232)	(2,797)	(598)
Revenue	42,298	30,057	16,893
Expenses
Production	8,712	7,152	6,280
Transportation, blending and feedstock	9,973	6,604	4,498
Depletion, depreciation and amortization	7,353	5,724	6,046
Asset retirement obligation accretion	281	185	205
Risk management activities (commodity derivatives)	18	29	(20)
Gain on acquisitions	0	(478)	(217)
Income from North West Redwater Partnership	0	(400)	0
Total expenses	26,337	18,816	16,792
Earnings (loss) before taxes	15,961	11,241	101
Total Segments | Other Income And Revenue
Revenue [abstract]
Revenue	1,285	882	434
Total Segments | Crude Oil, Natural Gas Liquids, Natural Gas, Other Income And Revenue
Revenue [abstract]
Revenue	49,530	32,854	17,491
Operating segments | North America
Revenue [abstract]
Less: royalties	(3,918)	(1,694)	(503)
Revenue	21,985	15,387	8,260
Expenses
Production	3,754	2,963	2,510
Transportation, blending and feedstock	6,394	4,772	3,393
Depletion, depreciation and amortization	3,595	3,569	3,780
Asset retirement obligation accretion	171	101	97
Risk management activities (commodity derivatives)	18	29	(20)
Gain on acquisitions	0	(478)	(217)
Income from North West Redwater Partnership	0	0	0
Total expenses	13,932	10,956	9,543
Earnings (loss) before taxes	8,053	4,431	(1,283)
Operating segments | North America | Accumulated depletion and depreciation
Expenses
Recoverability charge	0
Operating segments | North America | Other Income And Revenue
Revenue [abstract]
Revenue	217	119	41
Operating segments | North America | Crude Oil, Natural Gas Liquids, Natural Gas, Other Income And Revenue
Revenue [abstract]
Revenue	25,903	17,081	8,763
Operating segments | North Sea
Revenue [abstract]
Less: royalties	(1)	(1)	(1)
Revenue	635	610	431
Expenses
Production	437	383	321
Transportation, blending and feedstock	6	7	15
Depletion, depreciation and amortization	1,747	160	277
Asset retirement obligation accretion	33	21	30
Risk management activities (commodity derivatives)	0	0	0
Gain on acquisitions	0	0	0
Income from North West Redwater Partnership	0	0	0
Total expenses	2,223	571	643
Earnings (loss) before taxes	(1,588)	39	(212)
Operating segments | North Sea | Accumulated depletion and depreciation
Expenses
Recoverability charge	1,620
Operating segments | North Sea | Other Income And Revenue
Revenue [abstract]
Revenue	0	(1)	3
Operating segments | North Sea | Crude Oil, Natural Gas Liquids, Natural Gas, Other Income And Revenue
Revenue [abstract]
Revenue	636	611	432
Operating segments | Offshore Africa
Revenue [abstract]
Less: royalties	(71)	(21)	(16)
Revenue	686	437	362
Expenses
Production	114	91	103
Transportation, blending and feedstock	1	1	1
Depletion, depreciation and amortization	173	142	190
Asset retirement obligation accretion	7	6	6
Risk management activities (commodity derivatives)	0	0	0
Gain on acquisitions	0	0	0
Income from North West Redwater Partnership	0	0	0
Total expenses	295	240	300
Earnings (loss) before taxes	391	197	62
Operating segments | Offshore Africa | Accumulated depletion and depreciation
Expenses
Recoverability charge	0
Operating segments | Offshore Africa | Other Income And Revenue
Revenue [abstract]
Revenue	8	7	18
Operating segments | Offshore Africa | Crude Oil, Natural Gas Liquids, Natural Gas, Other Income And Revenue
Revenue [abstract]
Revenue	757	458	378
Operating segments | Oil Sands Mining and Upgrading
Revenue [abstract]
Less: royalties	(3,242)	(1,081)	(78)
Revenue	17,711	13,025	7,450
Expenses
Production	4,076	3,414	3,114
Transportation, blending and feedstock	2,652	1,505	881
Depletion, depreciation and amortization	1,822	1,838	1,784
Asset retirement obligation accretion	70	57	72
Risk management activities (commodity derivatives)	0	0	0
Gain on acquisitions	0	0	0
Income from North West Redwater Partnership	0	0	0
Total expenses	8,620	6,814	5,851
Earnings (loss) before taxes	9,091	6,211	1,599
Operating segments | Oil Sands Mining and Upgrading | Accumulated depletion and depreciation
Expenses
Recoverability charge	0
Operating segments | Oil Sands Mining and Upgrading | Other Income And Revenue
Revenue [abstract]
Revenue	149	73	139
Operating segments | Oil Sands Mining and Upgrading | Crude Oil, Natural Gas Liquids, Natural Gas, Other Income And Revenue
Revenue [abstract]
Revenue	20,953	14,106	7,528
Operating segments | Midstream and Refining
Revenue [abstract]
Less: royalties	0	0	0
Revenue	986	759	285
Expenses
Production	271	234	184
Transportation, blending and feedstock	691	550	181
Depletion, depreciation and amortization	16	15	15
Asset retirement obligation accretion	0	0	0
Risk management activities (commodity derivatives)	0	0	0
Gain on acquisitions	0	0	0
Income from North West Redwater Partnership	0	(400)	0
Total expenses	978	399	380
Earnings (loss) before taxes	8	360	(95)
Operating segments | Midstream and Refining | Accumulated depletion and depreciation
Expenses
Recoverability charge	0
Operating segments | Midstream and Refining | Other Income And Revenue
Revenue [abstract]
Revenue	906	681	202
Operating segments | Midstream and Refining | Crude Oil, Natural Gas Liquids, Natural Gas, Other Income And Revenue
Revenue [abstract]
Revenue	986	759	285
Inter–segment elimination and other
Revenue [abstract]
Less: royalties	0	0	0
Revenue	295	(161)	105
Expenses
Production	60	67	48
Transportation, blending and feedstock	229	(231)	27
Depletion, depreciation and amortization	0	0	0
Asset retirement obligation accretion	0	0	0
Risk management activities (commodity derivatives)	0	0	0
Gain on acquisitions	0	0	0
Income from North West Redwater Partnership	0	0	0
Total expenses	289	(164)	75
Earnings (loss) before taxes	6	3	30
Inter–segment elimination and other | Other Income And Revenue
Revenue [abstract]
Revenue	5	3	31
Inter–segment elimination and other | Crude Oil, Natural Gas Liquids, Natural Gas, Other Income And Revenue
Revenue [abstract]
Revenue	295	(161)	105
Non-segmented
Expenses
Total expenses	2,257	1,330	974
Administration	415	366	391
Share-based compensation	804	514	(82)
Interest and other financing expense	549	711	756
Net unrealized risk management (gain) loss	(53)	7	13
Foreign exchange loss (gain)	738	(127)	(275)
(Gain) loss from investments	(196)	(141)	171
Non-segmented | Accumulated depletion and depreciation
Expenses
Recoverability charge	0
Crude Oil and NGLs | Total Segments
Revenue [abstract]
Product sales	43,009	29,256	15,579
Crude Oil and NGLs | Operating segments | North America
Revenue [abstract]
Product sales	20,755	14,478	7,480
Crude Oil and NGLs | Operating segments | North Sea
Revenue [abstract]
Product sales	623	607	417
Crude Oil and NGLs | Operating segments | Offshore Africa
Revenue [abstract]
Product sales	694	420	318
Crude Oil and NGLs | Operating segments | Oil Sands Mining and Upgrading
Revenue [abstract]
Product sales	20,804	14,033	7,389
Crude Oil and NGLs | Operating segments | Midstream and Refining
Revenue [abstract]
Product sales	80	78	83
Crude Oil and NGLs | Inter–segment elimination and other
Revenue [abstract]
Product sales	53	(360)	(108)
Natural gas | Total Segments
Revenue [abstract]
Product sales	5,236	2,716	1,478
Natural gas | Operating segments | North America
Revenue [abstract]
Product sales	4,931	2,484	1,242
Natural gas | Operating segments | North Sea
Revenue [abstract]
Product sales	13	5	12
Natural gas | Operating segments | Offshore Africa
Revenue [abstract]
Product sales	55	31	42
Natural gas | Operating segments | Oil Sands Mining and Upgrading
Revenue [abstract]
Product sales	0	0	0
Natural gas | Operating segments | Midstream and Refining
Revenue [abstract]
Product sales	0	0	0
Natural gas | Inter–segment elimination and other
Revenue [abstract]
Product sales	$ 237	$ 196	$ 182